6. Notes Payable to Bank (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2015		$ 107,556
2016	$ 109,252	113,225
2017	114,555	68,572
2018	11,455	12,391
2019	11,455	$ 12,391
Total	$ 274,672